TAXES ON INCOME	12 Months Ended
Nov. 30, 2013
TAXES ON INCOME [Text Block]

NOTE 12 – TAXES ON INCOME

a.	The Company

The Company is taxed according to tax laws of the United States. The income of the Company is taxed in the United States at a rate of up to 34%.

b.	The Subsidiary

The Subsidiary is taxed according to Israeli tax laws. The regular corporate tax rate in Israel for 2013 is 25%.

On August 5, 2013, the Law for Change of National Priorities (the " Legislative Amendments for Achieving the Budgetary Goals for 2013 - 2014 " ), 2013 was published in Reshumot (the Israeli government official gazette), enacting, among other things, the following raising the corporate tax rate beginning in 2014 and thereafter to 26.5% (instead of 25%).

c.	Tax losses carried forward to future years

1.	The Company

As of November 30, 2013, the Company had net operating loss (" NOL ") carry-forwards equal to $1,429,661 that is available to reduce future taxable.

The NOL carry-forward of the Company equal to $137,673 may be restricted under Section 382 of the Internal Revenue Code (“ IRC ”). IRC Section 382 applies whenever a corporation with NOL experiences an ownership change. As a result of Section 382, the taxable income for any post change year that may be offset by a pre-change NOL may not exceed the general Section 382 limitation, which is the fair market value of the pre-change entity multiplied by the long-term tax exempt rate.

2.	The Subsidiary

As of November 30, 2013, the Subsidiary had approximately $1,585,993 of NOL carry-forwards that is available to reduce future taxable income with no limited period of use.

d.	Deferred income taxes:

	November 30,
	2013	2012
In respect of:
Net operating loss carry forward	$1,013,024	$344,307
R&D expenses	182,668	57,344
Holiday and recreation pay	15,496	3,968
Severance pay accruals	1,132	402
Less - Valuation allowance	1,212,320	406,021

Net deferred tax assets	$-	$-

Realization of deferred tax assets is contingent upon sufficient future taxable income during the period that deductible temporary differences and carry forwards losses are expected to be available to reduce taxable income. As the achievement of required future taxable income is not more likely than not achievable, the Company recorded a full valuation allowance.

e.	Reconciliation of the theoretical tax expense to actual tax expense

The main reconciling item between the statutory tax rate of the Company and the effective rate is the provision for full valuation allowance in respect of tax benefits from carry forward tax losses due to the uncertainty of the realization of such tax benefits (see above).

f.	Tax assessments

1.	The Company

As of November 30, 2013 the Company has not received final tax assessment for the years 2010 to 2012.

2.	The Subsidiary

As of November 30, 2013 the Subsidiary has not received final tax assessment.

g.	As of November 30, 2013 the Company has not accrued a provision for uncertain tax positions.